Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Federal Funds Purchased and Other Short-term Borrowings

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2019		At December 31, 2018
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$101,500	$—	$188,600
Maximum indebtedness during the year	20,000	192,700	20,000	225,300
Average balance during the year	137	112,088	116	113,520
Average rate paid during the year	2.19%	2.32%	2.58%	2.07%
Interest rate on year end balance	—	1.63%	—	2.45%

	At December 31, 2017
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$56,900
Maximum indebtedness during the year	20,000	115,050
Average balance during the year	119	38,825
Average rate paid during the year	1.68%	1.12%
Interest rate on year end balance	—	1.42%